UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soundpost Partners, LP

Address:  405 Park Avenue
          6th Floor
          New York, New York 10022

13F File Number: 28 -

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Howard Bloom
Title:    Chief Financial Officer
Phone:    (212) 920-8388

Signature, Place and Date of Signing:


/s/ Howard Bloom              New York, New York           August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $232,147
                                          (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                       Soundpost Partners, LP
                                                            June 30, 2008
          COLUMN 1                COLUMN 2      COLUMN 3     COL 4        COLUMN 5        COL 6    COL 7           COLUMN 8

                                                            MARKET
                                  TITLE OF        CUSIP      VALUE   SHRS OR   SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS          NUMBER    (x1000)  PRN AMT   PRN CALL  DISCRTN   MNGRS  SOLE   SHARED      NONE
ACCURIDE CORP                       COM         004398103    1,105     260,000 SH        SOLE      NONE     260,000
ACXIOM CORP                         COM         005125109    2,873     250,000 SH        SOLE      NONE     250,000
AERCAP HOLDINGS NV                  SHS         N00985106    1,263     100,000 SH        SOLE      NONE     100,000
AGILSYS INC                         COM         00847J105    3,686     325,000 SH        SOLE      NONE     325,000
AMERICAN SUPERCONDUCTOR CORP        COM         030111108    4,338     171,000      PUT  SOLE      NONE       4,338
ANGELICA CORP                       COM         034663104    3,756     176,602 SH        SOLE      NONE     176,602
ASPECT MED SYS INC                  COM         045235108    2,327     370,000 SH        SOLE      NONE     370,000
BEARINGPOINT INC                    COM         074002106    6,460   7,975,100 SH        SOLE      NONE   7,975,100
BIOMARIN PHARMACEUTICAL INC         COM         09061G101    1,159      40,000 SH        SOLE      NONE      40,000
CHEMED CORP NEW                     COM         16359R103    6,407     175,000 SH        SOLE      NONE     175,000
COMMERCIAL VEH GROUP INC            COM         202608105    4,208     450,000 SH        SOLE      NONE     450,000
COMPASS DIVRESIFIED HOLDINGS     SH BEN INT     20451Q104    1,429     125,000 SH        SOLE      NONE     125,000
CONSECO INC                       COM NEW       208464883    5,754     580,000 SH        SOLE      NONE     580,000
CONSECO INC                       COM NEW       208464883    2,801     282,400     CALL  SOLE      NONE       2,801
COTT CORP QUE                       COM         22163N106    1,565     500,000 SH        SOLE      NONE     500,000
CRAY INC                          COM NEW       225223304    5,336   1,150,000 SH        SOLE      NONE   1,150,000
DANA HOLDING CORP                   COM         235825205    3,210     600,000 SH        SOLE      NONE     600,000
DOLLAR FINL CORP                    COM         256664103    2,644     175,000 SH        SOLE      NONE     175,000
DSW INC                             CL A        23334L102    3,416     290,000 SH        SOLE      NONE     290,000
E TRADE FINANCIAL CORP              COM         269246104    3,140   1,000,000 SH        SOLE      NONE   1,000,000
ECHOSTAR CORP                       CL A        278768106    5,463     175,000 SH        SOLE      NONE     175,000
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102    2,650     100,000 SH        SOLE      NONE     100,000
GFI GROUP INC                       COM         361652209    4,145     460,000 SH        SOLE      NONE     460,000
GOLDMAN SACHS GROUP INC             COM         38141G104    8,745      50,000      PUT  SOLE      NONE      50,000
GOODYEAR TIRE & RUBR CO             COM         382550101    4,458     250,000 SH        SOLE      NONE     250,000
GOODYEAR TIRE & RUBR CO             COM         382550101    6,561     368,000     CALL  SOLE      NONE     368,000
GRAPHIC PACKAGING HLDG CO           COM         388689101      288     142,544 SH        SOLE      NONE     142,544
HARVEST NATURAL RESOURCES IN        COM         41754V103    2,212     200,000 SH        SOLE      NONE     200,000
HORIZON LINES INC                   COM         44044K101    4,577     460,000 SH        SOLE      NONE     460,000
HUDSON HIGHLAND GROUP INC           COM         443792106    2,940     280,768 SH        SOLE      NONE     280,768
HUNTSMAN CORP                       COM         447011107    5,700     500,000 SH        SOLE      NONE     500,000
ITRON INC                           COM         465741106    1,475      15,000      PUT  SOLE      NONE      15,000
JUPITERMEDIA CORP                   COM         48207D101      784     560,000 SH        SOLE      NONE     560,000
KEYNOTE SYS INC                     COM         493308100    4,830     375,000 SH        SOLE      NONE     375,000
LANDAMERICA FINL GROUP INC          COM         514936103    3,515     158,400     CALL  SOLE      NONE     158,400
LIMCO PIEDMONT INC                  COM         53261T109      389      89,500 SH        SOLE      NONE      89,500
M & F WORLDWIDE CORP                COM         552541104    1,179      30,000 SH        SOLE      NONE      30,000
MADDEN STEVEN LTD                   COM         556269108    1,228      66,795 SH        SOLE      NONE      66,795
MEMC ELECTR MATLS INC               COM         552715104    9,231     150,000      PUT  SOLE      NONE     150,000
MENS WEARHOUSE INC                  COM         587118100    4,073     250,002 SH        SOLE      NONE     250,002
MENTOR CORP MINN                    COM         587188103    2,782     100,000 SH        SOLE      NONE     100,000
NAPSTER INC                         COM         630797108      367     258,788 SH        SOLE      NONE     258,788
NEXCEN BRANDS INC                   COM         653351106    1,558   2,781,017 SH        SOLE      NONE   2,781,017
NIGHTHAWK RADIOLOGY HLDGS IN        COM         65411N105      708     100,000 SH        SOLE      NONE     100,000
NOBLE INTL LTD                      COM         655053106    8,046   1,800,000 SH        SOLE      NONE   1,800,000
NOKIA CORP                     SPONSORED ADR    654902204    4,288     175,000 SH        SOLE      NONE     175,000
OMNICELL INC                        COM         68213N109    5,602     425,000 SH        SOLE      NONE     425,000
PGT INC                             COM         69336V101    3,440   1,000,000 SH        SOLE      NONE   1,000,000
PHH CORP                          COM NEW       693320202    4,452     290,000 SH        SOLE      NONE     290,000
PHYSICIANS FORMULA HLDGS INC        COM         719427106    1,377     147,268 SH        SOLE      NONE     147,268
POINT 360                           COM         730507100      767     511,100 SH        SOLE      NONE     511,100
PRG-SCHULTZ INTERNATIONAL IN      COM NEW       69357C503    3,529     375,000 SH        SOLE      NONE     375,000
SANDISK CORP                        COM         80004C101    5,143     275,000 SH        SOLE      NONE     275,000
SELECTICA INC                       COM         816288104      547     404,925 SH        SOLE      NONE     404,925
SERVICE CORP INTL                   COM         817565104    1,972     200,000 SH        SOLE      NONE     200,000
SOURCE INTERLINK COS INC          COM NEW       836151209    4,638   2,098,700 SH        SOLE      NONE   2,098,700
STEREOTAXIS INC                     COM         85916J102    3,216     600,000 SH        SOLE      NONE     600,000
SUNRISE SENIOR LIVING INC           COM         86768K106   12,364     550,000 SH        SOLE      NONE     550,000
TELEPHONE & DATA SYS INC            COM         879433100    1,723      39,060 SH        SOLE      NONE      39,060
TEMPLE INLAND INC                   COM         879868107    6,424     570,000 SH        SOLE      NONE     570,000
TERCICA INC                         COM         88078L105      265      30,005 SH        SOLE      NONE      30,005
THINKORSWIM GROUP INC               COM         88409C105    2,820     400,000 SH        SOLE      NONE     400,000
TRAVELCENTERS OF AMERICA LLC        COM         894174101    1,419     625,000 SH        SOLE      NONE     625,000
TRM CORP                            COM         872636105       80     470,816 SH        SOLE      NONE     470,816
UNISYS CORP                         COM         909214108    3,950   1,000,000 SH        SOLE      NONE   1,000,000
VALUEVISION MEDIA INC               CL A        92047K107    8,318   2,330,000 SH        SOLE      NONE   2,330,000
ZIPREALTY INC                       COM         98974V107    1,032     257,319 SH        SOLE      NONE     257,319

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